Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

	December 31,
	2011	2010
Voyage and vessel	2,814	3,392
Interest	2,202	2,365
Payroll and benefits to related parties	2,407	2,192

	7,423	7,949